Non-controlling Interest in GasLog Partners (Tables)	6 Months Ended
Jun. 30, 2019
Non-controlling Interest in GasLog Partners
Schedule of distribution policy and profit allocation

	Marginal Percentage Interest in Distributions

				Holders of
	Total Quarterly			(Incentive
	Distribution		General	Distribution Rights
	Target Amount	Unitholders	Partner	("IDRs")
Minimum Quarterly Distribution	$0.375	98.0%	2.0%	0%
First Target Distribution	$0.375 up to $0.43125	98.0%	2.0%	0%
Second Target Distribution	$0.43125 up to $0.46875	85.0%	2.0%	13.0%
Thereafter	Above $0.46875	75.0%	2.0%	23.0%

	For the three months ended		For the six months ended
Allocation of GasLog Partners’ profit(*)	June 30, 2018	June 30, 2019	June 30, 2018	June 30, 2019
Partnership’s profit attributable to:
Common unitholders	17,095	11,329	41,152	23,858
General partner	349	232	888	487
IDRs	—	—	2,368	—
Paid and accrued preference equity distributions	5,457	7,582	10,495	15,164
Total	22,901	19,143	54,903	39,509
Partnership’s profit allocated to GasLog	5,069	3,657	13,834	7,177
Partnership’s profit allocated to non-controlling interests	17,832	15,486	41,069	32,332
Total	22,901	19,143	54,903	39,509

*Excludes profits of GAS-fourteen Ltd., GAS-twenty seven Ltd. and GAS-twelve Ltd. for the period prior to their transfers to the Partnership on April 26, 2018, November 14, 2018 and April 1, 2019, respectively.